T. ROWE PRICE Retirement 2010 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 51.3%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  525,398 25,068 16,738 112,710,317 544,391
New Income Fund  505,798 22,358 16,897 64,989,704 519,268
International Bond Fund (USD
Hedged)  196,819 7,697 6,305 23,222,508 198,552
Dynamic Global Bond Fund  117,623 3,613 3,816 15,086,701 117,374
Emerging Markets Bond Fund  101,895 1,848 3,495 11,024,077 104,839
U.S. Treasury Long-Term Index
Fund  93,856 2,061 7,539 12,940,545 91,490
High Yield Fund  90,643 1,740 2,770 15,161,229 91,119
Dynamic Credit Fund  44,059 1,463 1,516 5,007,580 44,617
Floating Rate Fund  29,768 605 912 3,190,128 29,541
Total Bond Funds (Cost $1,844,410) 1,741,191
EQUITY FUNDS 45.1%
T. Rowe Price Funds:
Value Fund  213,368 138 5,763 4,467,890 218,793
Growth Stock Fund  202,607 129 9,645 1,785,177 210,597
Hedged Equity Fund  152,662 97 6,006 11,557,553 154,871
U.S. Large-Cap Core Fund  145,743 92 5,270 3,335,000 150,175
International Value Equity Fund  124,094 78 4,440 5,696,511 126,861
Overseas Stock Fund  108,488 70 2,883 7,201,887 110,621
Real Assets Fund  99,928 366 2,620 6,527,409 106,527
Equity Index 500 Fund  102,122 416 2,328 606,127 103,145
International Stock Fund  94,545 60 3,449 4,149,999 92,172
Mid-Cap Growth Fund  49,757 32 1,342 494,057 51,510
Mid-Cap Value Fund  45,985 29 1,316 1,454,290 48,442
Emerging Markets Discovery Stock
Fund  39,648 26 1,122 2,597,192 42,906
Emerging Markets Stock Fund  35,777 24 1,079 976,775 38,299
Small-Cap Value Fund  27,390 17 633 532,589 29,628
Small-Cap Stock Fund  23,793 14 301 424,021 25,369
New Horizons Fund (2) 21,156 13 2,229 357,212 20,408
Total Equity Funds (Cost $912,360) 1,530,324
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  253 5,000 4,902 3,604 350
Total Other Mutual Funds (Cost $348) 350

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds  3.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 140,562 29,212 49,252 120,522,061 120,522
Total Short-Term Investments (Cost $120,522) 120,522
Total Investments in Securities 100.0%
(Cost $2,877,640) $ 3,392,387
Other Assets Less Liabilities (0.0)% (1,515)
Net Assets 100.0% $ 3,390,872
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (14) $ 611 $ 881
Dynamic Global Bond Fund  (256) (46) 1,716
Emerging Markets Bond Fund  (499) 4,591 1,780
Emerging Markets Discovery Stock Fund  63 4,354 —
Emerging Markets Stock Fund  (10) 3,577 —
Equity Index 500 Fund  6,194 2,935 326
Floating Rate Fund  (15) 80 584
Growth Stock Fund  3,242 17,506 —
Hedged Equity Fund  1,544 8,118 —
High Yield Fund  (136) 1,506 1,681
International Bond Fund (USD Hedged)  (342) 341 2,116
International Stock Fund  1,221 1,016 —
International Value Equity Fund  2,316 7,129 —
Limited Duration Inflation Focused Bond Fund  (599) 10,663 2,457
Mid-Cap Growth Fund  68 3,063 —
Mid-Cap Value Fund  (20) 3,744 —
New Horizons Fund  352 1,468 —
New Income Fund  (1,563) 8,009 6,479
Overseas Stock Fund  1,752 4,946 —
Real Assets Fund  329 8,853 —
Small-Cap Stock Fund  346 1,863 —
Small-Cap Value Fund  122 2,854 —
Transition Fund  (2) (1) —
U.S. Large-Cap Core Fund  817 9,610 —
U.S. Treasury Long-Term Index Fund  (2,471) 3,112 998
Value Fund  364 11,050 —
U.S. Treasury Money Fund, 4.35% — — 1,489
Totals $ 12,803# $ 120,952 $ 20,507+

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $20,507 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2010 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F140-054Q1 08/25